STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Company	$ 101,626,458
Participant	133,255,574
Rollovers	18,690,284
Total contributions	253,572,316
Change in Plan's interest in Master Trust	499,737,421
Interest income on notes receivable from participants	4,384,745
Benefits paid to participants	(525,467,306)
Administrative expenses	(2,092,917)
Net increase before net transfers from other plan	230,134,259
Transfers from other plan (Note 10)	4,422
Net increase	230,138,681
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	4,193,232,775
End of year	$ 4,423,371,456